Interim Report 2020 and statutory accounts	6 Months Ended
Jun. 30, 2020
Interim Financial Reporting [Abstract]
Interim Report 2020 and statutory accounts

17	Interim Report 2020 and statutory accounts
The information in this Interim Report 2020 is unaudited and does not constitute statutory accounts within the meaning of section 434 of the Companies Act 2006. This Interim Report 2020 was approved by the Board of Directors on 3 August 2020. The statutory accounts of HSBC Holdings plc for the year ended 31 December 2019 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the Companies Act 2006.